Inventories (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of inventories [Abstract]
Disclosure of Detailed Information About Inventories
	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s

Finished goods	21,564	31,451	37,904
Provision for impairment	(444)	(338)	(153)
	21,120	31,113	37,751